BlackRock Large Cap Value Portfolio
BlackRock Large Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BlackRock Large Cap Value Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses BlackRock Large Cap Value Portfolio		Class A	Class B	Class E
Management Fee		0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses		0.65%	0.90%	0.80%
Fee Waiver	[1]	(0.03%)	(0.03%)	(0.03%)
Net Operating Expenses		0.62%	0.87%	0.77%
[1]	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2015, through April 30, 2016, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% of the first $250 million of the Portfolio's average daily net assets, 0.625% of the next $500 million, 0.60% of the next $250 million and 0.55% of amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2016, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example BlackRock Large Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	64	206	360	810
Class B	89	285	497	1,109
Class E	79	253	443	990

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in a portfolio of securities issued by large capitalization companies, which may include common and preferred stocks. BlackRock considers large capitalization companies to be those with market capitalizations within the capitalization range of companies included in the Russell 1000 Value Index, which is composed of value stocks in the Russell 1000 Index. As of December 31, 2014, the Russell 1000 Index included companies with capitalizations of approximately $229 million and above. BlackRock will continue to consider stock of a company to be stock of a large capitalization company, and may continue to hold the stock, even if the company has moved outside the capitalization range of the Russell 1000 Value Index. The Portfolio may invest up to 20% of its assets in smaller capitalization stocks. The Portfolio may invest in derivatives, such as index futures, to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument.

Stock Selection

The Portfolio emphasizes value-oriented investments and invests primarily in a diversified portfolio of equity securities of large capitalization companies located in the United States that BlackRock believes are trading at below normal valuation. BlackRock uses a disciplined investment process, which incorporates both fundamental research and a quantitative model, in the identification of undervalued securities. BlackRock’s assessment of value is based on a variety of factors, including, but not limited to: price-to-earnings ratios, book values, and dividend yields, with a focus on companies with large market capitalizations. BlackRock’s team of fundamental analysts conducts detailed research and makes qualitative assessments of companies, their business prospects, and their stock prices. BlackRock’s internally built multi-factor quantitative model systematically ranks every stock in the universe. The lead portfolio manager is responsible for weighing the output of both the research team and the quantitative model, to make buy and sell decisions. The Portfolio also may invest a portion of its assets in securities of issuers in non-U.S. developed markets that are traded in U.S. markets. From time to time the Portfolio may invest in shares of companies through initial public offerings and may invest in restricted securities. In order to be included in the Portfolio’s investment portfolio, every security must be approved by the fundamental process.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 31, 2005, BlackRock became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	15.20%
Lowest Quarter	4th – 2008	-19.37%

Average Annual Total Return as of December 31, 2014
Average Annual Total Returns BlackRock Large Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	9.92%	13.15%	5.79%
Class B	9.70%	12.86%	5.52%
Class E	9.79%	12.97%	5.63%
Russell 1000 Value Index (reflects no deduction for mutual fund fees or expenses)	13.45%	15.42%	7.30%